FAIR VALUE OF ASSETS AND LIABILITIES (Schedule of Additional Information) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans
Beginning balance	¥ 371,033	¥ 221,268
Purchases of loans	752,801	299,956
Collection of principal	(270,278)	(135,172)
Change in fair value	(61,875)	(15,019)
Ending balance	791,681	371,033
Changes in fair value related to balance outstanding at the end of the year	(66,678)	(16,889)
Payable to investors
Beginning balance	418,686	252,907
Contribution from investors of Consolidated ABFE	197,730	472,500
Interest and penalties received	50,294	30,342
Deductibles expenses associated with the Consolidated ABFE operating	(8,691)	(5,518)
Principal and interest payments to investors of Consolidated ABFE	(522,823)	(332,749)
Change in fair value	(21,751)	1,204
Ending balance	113,445	418,686
Changes in fair value related to balance outstanding at the end of the year	¥ (13,394)	¥ 2,516